Note 2 - Summary of Significant Accounting Policies (Policies)	9 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
a) Basis of Presentation
a)	Basis of Presentation

The accounting and reporting policies of the Company conform to U.S. generally accepted accounting principles applicable to development stage enterprises.  The financial statements have been presented in U.S. dollars, which is our functional currency. Certain items in previous years have been reclassified to conform to the current year presentation.

b) Use of Estimates
b)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

c) The Fair Value of Financial Instruments
c)	The Fair Value of Financial Instruments

The carrying value of cash and prepaid expenses approximate their fair value because of the short-term maturity of these instruments.  Our operations are in Canada and primary operations are carried out in the functional currency of Canada

d) Stock-Based Compensation
d)	Stock-Based Compensation

The Company follows the guidance included in ASC 718 Compensation-Stock Compensation (“ASC 718”) using the modified prospective transition method. The Company recognizes compensation expense in the financial statements for share-based awards based on the grant date fair value of those awards.

e) Impairment of Long-lived Assets
e)	Impairment of Long-lived Assets

The Company reviews and evaluates long-lived assets for impairment when events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The assets are subject to impairment consideration under ASC 360-10-35-17 if events or circumstances indicate that their carrying amounts might not be recoverable. When the Company determines that an impairment analysis should be done, the analysis will be performed using rules of ASC 930-360-35, Asset Impairment, and 360-10-15-3 through 15-5, Impairment or Disposal of Long-Lived Assets.

f) Foreign Currency Translation
f)	Foreign Currency Translation

The financial statements are presented in US Dollars, which is the parent Company’s functional and presentation currency. Each entity determines its own functional currency and items including in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the balance sheet date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transactions dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated. For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than US Dollars are expressed in US Dollars using exchange rates prevailing on the balance sheet date. Income and expense items and cash flows are translated at the average exchange rates for the period and exchange differences arising are recognized directly in equity.

g) Income Taxes

g)           Income Taxes

Deferred income taxes are reported for timing differences between items of income or expense reported in the financial statements and those reported for income tax purposes in accordance with applicable Statements of Financial Accounting Standards regarding Accounting for Income Taxes.  These standards require the use of the asset/liability method of accounting for income taxes.  Deferred income tax expenses and benefits are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and for tax loss and credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The Company provides deferred taxes for the estimated future tax effects attributable to temporary differences and carryforwards when realization is more likely than not.

h) Basic and Diluted Net Income (Loss) Per Share

h)           Basic and Diluted Net Income (Loss) Per Share

We follow FASB Statements pertaining to Earnings per Share, which require presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation.  In the accompanying financial statements, basic earnings per share of common stock is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period.  Because we experienced an operating loss during the period, the calculation of diluted earnings per share did not include stock options described in Note 11, below, as the calculation would have been anti-dilutive.

i) Recently Issued Accounting Pronouncements	i) Recently Issued Accounting Pronouncements The Company does not expect that the adoption of any recent accounting pronouncements will have a material impact on its financial statements.